Payroll and Related Benefits - Summary of Number of Full Time Equivalents (Detail) - Employees	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	154,540	165,193	167,966
AB Inbev NV/SA (paret company)
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	236	241	214
Other subsidiaries [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	154,304	164,952	167,752

[1]	Amended to conform to the 2023 presentation.